Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 158,000	$ 153,000
Less: Accumulated depreciation	(41,000)	(27,000)
Property, plant and equipment, net	117,000	126,054
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,000	5,000
Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	120,000	115,000
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	26,000	26,000
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 7,000	$ 7,000